Commitments and Contingencies (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 15, 2025	Jul. 01, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 16, 2025
CommitmentsAndContingenciesLineItem [Line Items]
Payment for allowance		$ 5,000
Shares based compensation granted shares			278,920	346,038
Alexander Employment Agreement [Member] | Gregory R Alexander [Member]
CommitmentsAndContingenciesLineItem [Line Items]
Annual base salary	$ 251,000
Percentage of annual base salary	30.00%
Alexander Employment Agreement [Member] | Gregory R Alexander [Member] | Restricted Stock Units (RSUs) [Member]
CommitmentsAndContingenciesLineItem [Line Items]
Shares based compensation granted shares	110,537
Common Class A [Member]
CommitmentsAndContingenciesLineItem [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested		25,000			122,000
Number of restricted stock issued		25,000
Common Class A [Member] | Alexander Employment Agreement [Member] | Gregory R Alexander [Member]
CommitmentsAndContingenciesLineItem [Line Items]
Shares based compensation granted shares	257,920
Performance stock units	368,458
Share based payment award, award vesting rights description	In accordance with the Alexander Employment Agreement, Mr. Alexander will also be granted 110,537 restricted stock units, 20% of which vest one year after date of grant and the remainder which vest equally over 4 years beginning one year after date of grant. Additionally, he will be granted stock options to purchase 257,920 Class A common shares of stock with 20% vesting on December 31, 2026, and the remainder vesting equally on an annual basis through December 31, 2030, as well as 368,458 performance stock units, subject to achievement of performance targets to be determined. In addition, the Alexander Employment Agreement contains non-competition and non-solicitation provisions.
Common Class B [Member] | Alexander Employment Agreement [Member] | Gregory R Alexander [Member]
CommitmentsAndContingenciesLineItem [Line Items]
Performance stock units	368,458